Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefit And Retirement Plans [Line Items]
Defined contribution plan, employer contribution	$ 11	$ 13	$ 15
Postretirement Defined Benefit Plans, Liabilities	$ 7	$ 7	$ 9
Maximum
Employee Benefit And Retirement Plans [Line Items]
Defined contribution plan, employer matching percentage	6.00%
If employees are under age 40 [Member]
Employee Benefit And Retirement Plans [Line Items]
Defined contribution plan, employer matching percentage	6.00%
If employees are 40 years or older [Member]
Employee Benefit And Retirement Plans [Line Items]
Defined contribution plan, employer matching percentage	8.00%